Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2021

Absolute Funds
Principal Security Description Rate Maturity Value
Long Positions - 97.8%
Fixed Income Securities - 89.5%
Corporate Convertible Bonds - 89.0%
Communication Services - 8.6%
$ 3,750,000 Harmonic, Inc.
(a)
2.00% 09/01/24 $ 5,615,625
6,000,000 Infinera Corp. 2.50  03/01/27 8,820,000
4,000,000 InterDigital, Inc. 2.00  06/01/24 4,410,000
1,061,000 Mandiant, Inc.
(a)
1.63  06/01/35 1,063,739
1,672,000 Mandiant, Inc.
(a)
0.88  06/01/24 1,747,240
3,000,000 Palo Alto Networks, Inc. 0.38  06/01/25 5,698,200
2,655,000 Perficient, Inc.
(b)
0.13  11/15/26 2,525,724
5,969,000 Q2 Holdings, Inc.
(a)
0.75  06/01/26 6,720,933
6,000,000 TechTarget, Inc.
(b)(c)
0.03  12/15/26 5,992,800
5,000,000 Twitter, Inc.
(b)(c)
2.61  03/15/26 4,503,000
6,448,000 Wix.com, Ltd.
(c)
2.90 -
3.08  08/15/25 5,789,530
52,886,791
Consumer Discretionary - 15.0%
3,000,000 2U, Inc. 2.25  05/01/25 3,186,940
7,000,000 Alarm.com Holdings, Inc.
(b)(c)
1.40 -
2.77  01/15/26 6,335,000
6,000,000 American Airlines Group, Inc.
(a)
6.50  07/01/25 8,316,000
1,000,000 American Eagle Outfitters, Inc.
(a)
3.75  04/15/25 3,043,500
2,447,000 Callaway Golf Co. 2.75  05/01/26 4,228,722
5,000,000 Chegg, Inc.
(c)
3.62  09/01/26 4,162,500
5,000,000 Cracker Barrel Old Country Store, Inc.
(b)
0.63  06/15/26 4,815,625
1,500,000 Eventbrite, Inc. 5.00  12/01/25 2,471,250
5,000,000 Eventbrite, Inc.
(b)
0.75  09/15/26 4,744,000
6,000,000 Fisker, Inc.
(b)
2.50  09/15/26 6,232,800
3,500,000 Groupon, Inc.
(b)
1.13  03/15/26 2,773,750
6,940,000 IMAX Corp.
(b)
0.50  04/01/26 6,708,796
5,186,000 LCI Industries 1.13  05/15/26 5,720,158
5,000,000 Lucid Group, Inc.
(b)
1.25  12/15/26 4,948,500
2,500,000 Luminar Technologies, Inc.
(b)
1.25  12/15/26 2,662,500
3,500,000 NCL Corp., Ltd.
(b)
1.13  02/15/27 3,294,550
1,000,000 Penn National Gaming, Inc.
(a)
2.75  05/15/26 2,377,505
1,000,000 Royal Caribbean Cruises, Ltd. 4.25  06/15/23 1,277,500
1,000,000 Royal Caribbean Cruises, Ltd. 2.88  11/15/23 1,183,000
500,000 Spirit Airlines, Inc. 4.75  05/15/25 983,150
2,528,000 Spirit Airlines, Inc.
(a)
1.00  05/15/26 2,191,879
5,105,000 Stride, Inc. 1.13  09/01/27 4,992,037
3,500,000 Vroom, Inc.
(b)
0.75  07/01/26 2,205,000
3,527,000 Wayfair, Inc. 0.63  10/01/25 3,224,471
92,079,133
Consumer Staples - 1.8%
1,000,000 Beyond Meat, Inc.
(b)(c)
4.79  03/15/27 698,100
3,000,000 FTI Consulting, Inc.
(a)
2.00  08/15/23 4,659,000
5,121,000 MGP Ingredients, Inc.
(b)
1.88  11/15/41 5,866,618
11,223,718
Energy - 2.2%
2,500,000 Array Technologies, Inc.
(b)
1.00  12/01/28 2,376,250
5,727,000 Helix Energy Solutions Group, Inc.
(a)
6.75  02/15/26 5,712,683
4,000,000 Oil States International, Inc.
(b)
4.75  04/01/26 3,555,000
2,000,000 Stem, Inc.
(b)
0.50  12/01/28 1,917,600
13,561,533
Financials - 2.0%
1,000,000 Affirm Holdings, Inc.
(b)(c)
0.00  11/15/26 904,000
2,842,000 Encore Capital Group, Inc.
(a)
3.25  10/01/25 4,676,866
2,280,000 Realogy Group, LLC/Realogy Co.-Issuer Corp.
(b)
0.25  06/15/26 2,255,953
3,500,000 Redfin Corp.
(c)
2.80  10/15/25 3,134,688
1,500,000 Repay Holdings Corp.
(b)(c)
0.80  02/01/26 1,304,100
12,275,607

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2021

Absolute Funds
Principal Security Description Rate Maturity Value
Health Care - 16.9%
$ 6,000,000 1Life Healthcare, Inc. 3.00% 06/15/25 $ 5,422,800
6,000,000 Accuray, Inc.
(b)
3.75  06/01/26 6,810,000
4,089,000 Allscripts Healthcare Solutions, Inc.
(a)
0.88  01/01/27 6,069,508
4,000,000 Alphatec Holdings, Inc.
(b)
0.75  08/01/26 3,895,000
4,250,000 Bridgebio Pharma, Inc.
(b)
2.25  02/01/29 2,526,611
4,000,000 CONMED Corp.
(a)
2.63  02/01/24 6,670,000
5,500,000 CryoLife, Inc. 4.25  07/01/25 6,391,702
2,000,000 Cutera, Inc.
(b)
2.25  03/15/26 2,883,800
2,077,000 Exact Sciences Corp.
(a)
1.00  01/15/25 2,666,349
3,000,000 Gossamer Bio, Inc.
(a)
5.00  06/01/27 2,940,000
4,000,000 Inotiv, Inc.
(b)
3.25  10/15/27 4,840,000
4,134,000 Insmed, Inc. 0.75  06/01/28 4,499,859
4,000,000 Invacare Corp.
(b)
4.25  03/15/26 2,775,200
3,000,000 Jazz Investments I, Ltd. 2.00  06/15/26 3,401,250
5,000,000 MannKind Corp.
(b)
2.50  03/01/26 5,618,712
4,274,000 NuVasive, Inc. 0.38  03/15/25 4,119,067
4,000,000 Pacira BioSciences, Inc. 0.75  08/01/25 4,442,500
5,326,000 PetIQ, Inc. 4.00  06/01/26 6,243,572
4,626,000 SmileDirectClub, Inc.
(b)(c)
1.95 -
8.31  02/01/26 1,806,916
5,000,000 Tabula Rasa HealthCare, Inc. 1.75  02/15/26 4,156,500
1,839,000 Travere Therapeutics, Inc.
(a)
2.50  09/15/25 2,030,992
6,000,000 Varex Imaging Corp. 4.00  06/01/25 9,997,500
3,575,000 Zogenix, Inc. 2.75  10/01/27 3,540,322
103,748,160
Industrials - 13.0%
1,000,000 Bloom Energy Corp. 2.50  08/15/25 1,556,381
2,180,000 Chart Industries, Inc.
(b)
1.00  11/15/24 5,993,692
1,500,000 CryoPort, Inc.
(b)
0.75  12/01/26 1,385,973
2,000,000 GoPro, Inc.
(b)
1.25  11/15/25 2,629,378
5,690,000 Granite Construction, Inc.
(a)
2.75  11/01/24 7,747,795
2,500,000 II-VI, Inc.
(a)
0.25  09/01/22 3,706,250
7,558,000 Itron, Inc.
(b)(c)
5.70  03/15/26 6,900,420
4,443,000 John Bean Technologies Corp.
(b)
0.25  05/15/26 4,905,072
2,508,000 Kaman Corp.
(a)
3.25  05/01/24 2,600,796
3,000,000 KBR, Inc.
(a)
2.50  11/01/23 5,719,741
4,200,000 Mesa Laboratories, Inc.
(a)
1.38  08/15/25 5,370,960
1,000,000 Patrick Industries, Inc.
(b)
1.75  12/01/28 1,042,254
6,000,000 SMART Global Holdings, Inc. 2.25  02/15/26 11,190,000
7,000,000 The Greenbrier Cos., Inc.
(b)
2.88  04/15/28 7,647,500
2,403,000 The Middleby Corp. 1.00  09/01/25 3,852,310
2,000,000 Vertex Energy, Inc.
(b)
6.25  10/01/27 2,112,152
4,227,000 Winnebago Industries, Inc. 1.50  04/01/25 5,659,565
80,020,239
Information Technology - 28.5%
5,485,000 Alteryx, Inc. 1.00  08/01/26 4,929,644
5,000,000 Bandwidth, Inc.
(b)
0.50  04/01/28 3,917,500
5,000,000 Bentley Systems, Inc.
(b)
0.38  07/01/27 4,625,000
1,000,000 BigCommerce Holdings, Inc.
(b)
0.25  10/01/26 893,100
3,000,000 Blackline, Inc.
(b)(c)
0.95  03/15/26 2,802,000
3,000,000 Box, Inc.
(b)(c)
0.00  01/15/26 3,618,900
3,625,000 Coupa Software, Inc. 0.38  06/15/26 3,443,750
5,000,000 DigitalOcean Holdings, Inc.
(b)(c)
2.52  12/01/26 4,447,000
3,000,000 Dropbox, Inc.
(b)(c)
0.06  03/01/26 2,932,500
1,522,000 Envestnet, Inc.
(a)
1.75  06/01/23 1,919,623
4,450,000 Envestnet, Inc.
(b)
0.75  08/15/25 4,486,156
2,134,000 Everbridge, Inc.
(b)(c)
4.03 -
5.49  03/15/26 1,812,375
1,500,000 Evolent Health, Inc.
(a)
3.50  12/01/24 2,469,450
3,901,000 Evolent Health, Inc. 1.50  10/15/25 4,295,976
6,000,000 Fastly, Inc.
(b)(c)
1.84 -
3.67  03/15/26 4,935,000
7,000,000 Five9, Inc. 0.50  06/01/25 8,614,200
3,000,000 Fiverr International, Ltd.
(c)
0.00  11/01/25 2,800,500

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
December 31, 2021

Absolute Funds
Principal Security Description Rate Maturity Value
Information Technology - 28.5% (continued)
$ 4,500,000 Guidewire Software, Inc.
(a)
1.25% 03/15/25 $ 5,248,350
2,850,000 Impinj, Inc.
(a)
2.00  12/15/26 7,686,165
2,000,000 Limelight Networks, Inc. 3.50  08/01/25 1,918,873
3,000,000 LivePerson, Inc.
(c)
0.06  12/15/26 2,544,300
4,000,000 Lumentum Holdings, Inc. 0.50  12/15/26 4,995,000
6,000,000 Magnite, Inc.
(b)
0.25  03/15/26 4,710,000
1,180,000 MicroStrategy, Inc. 0.75  12/15/25 1,840,092
1,500,000 MicroStrategy, Inc.
(b)(c)
5.83  02/15/27 1,089,450
1,950,000 Mitek Systems, Inc.
(b)
0.75  02/01/26 2,143,547
7,000,000 Model N, Inc. 2.63  06/01/25 8,229,375
3,000,000 MongoDB, Inc. 0.25  01/15/26 7,674,375
2,000,000 PagerDuty, Inc. 1.25  07/01/25 2,305,828
2,977,000 Parsons Corp. 0.25  08/15/25 2,967,176
5,205,000 Porch Group, Inc.
(b)
0.75  09/15/26 4,990,554
5,000,000 Progress Software Corp.
(b)
1.00  04/15/26 5,210,171
3,860,000 PROS Holdings, Inc. 2.25  09/15/27 4,289,618
2,946,000 Rapid7, Inc. 2.25  05/01/25 5,913,180
3,500,000 Unity Software, Inc.
(b)(c)
3.55 -
3.62  11/15/26 3,211,250
3,000,000 Veeco Instruments, Inc. 3.75  06/01/27 6,562,500
5,500,000 Verint Systems, Inc.
(b)
0.25  04/15/26 5,881,700
3,000,000 Veritone, Inc.
(b)
1.75  11/15/26 2,877,193
7,000,000 Vocera Communications, Inc.
(b)
0.50  09/15/26 8,908,257
4,500,000 Workiva, Inc. 1.13  08/15/26 7,964,315
3,000,000 Zynga, Inc.
(a)
0.25  06/01/24 3,253,200
175,357,143
Materials - 1.0%
2,500,000 MP Materials Corp.
(b)
0.25  04/01/26 3,168,750
2,710,000 SSR Mining, Inc. 2.50  04/01/39 3,379,031
6,547,781
Total Corporate Convertible Bonds (Cost $512,003,853) 547,700,105
Corporate Non-Convertible Bond - 0.5%
Materials - 0.5%
2,700,000 Century Aluminum Co.
(b)
(Cost $2,837,364) 2.75  05/01/28 3,102,300
Total Fixed Income Securities (Cost $514,841,217) 550,802,405
Shares Security Description Value
Money Market Fund - 8.3%
50,784,342 First American Treasury Obligations Fund, Class X, 0.01%
(a)(d)
(Cost $50,784,342) 50,784,342
Total Long Positions - 97.8% (Cost $565,625,559) 601,586,747
Total Short Positions - (43.2)% (Proceeds $(256,119,199)) (266,002,733)
Other Assets & Liabilities, Net - 45.4% 279,599,995
Net Assets - 100.0% $ 615,184,009

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2021

Absolute Funds
i
Shares Security Description Value
Short Positions - (43.2)%
Common Stock - (43.2)%
Communication Services - (4.0)%
(312,247) Harmonic, Inc. $ (3,672,025)
(610,683) Infinera Corp. (5,856,450)
(20,000) InterDigital, Inc. (1,432,600)
(72,201) Limelight Networks, Inc. (247,649)
(32,500) Mandiant, Inc. (570,050)
(30,317) PagerDuty, Inc. (1,053,516)
(8,862) Palo Alto Networks, Inc. (4,934,007)
(41,281) Q2 Holdings, Inc. (3,279,363)
(28,900) TechTarget, Inc. (2,764,574)
(7,500) Twitter, Inc. (324,150)
(1,748) Wix.com, Ltd. (275,817)
(24,410,201)
Consumer Discretionary - (6.7)%
(57,966) 2U, Inc. (1,163,378)
(20,080) Alarm.com Holdings, Inc. (1,702,985)
(306,197) American Airlines Group, Inc. (5,499,298)
(111,900) American Eagle Outfitters, Inc. (2,833,308)
(112,100) Callaway Golf Co. (3,076,024)
(7,535) Chegg, Inc. (231,324)
(12,996) Cracker Barrel Old Country Store, Inc. (1,671,805)
(185,569) Eventbrite, Inc., Class A (3,236,323)
(215,237) Fisker, Inc. (3,385,678)
(7,018) Fiverr International, Ltd. (797,947)
(24,300) Groupon, Inc. (562,788)
(127,198) IMAX Corp. (2,269,212)
(19,000) LCI Industries (2,961,530)
(50,739) Lucid Group, Inc. (1,930,619)
(85,600) Luminar Technologies, Inc. (1,447,496)
(62,300) Norwegian Cruise Line Holdings, Ltd. (1,292,102)
(38,400) Penn National Gaming, Inc. (1,991,040)
(16,942) Royal Caribbean Cruises, Ltd. (1,302,840)
(55,400) Spirit Airlines, Inc. (1,210,490)
(51,000) Stride, Inc. (1,699,830)
(27,900) Vroom, Inc. (301,041)
(2,900) Wayfair, Inc., Class A (550,913)
(41,117,971)
Consumer Staples - (1.1)%
(2,500) Beyond Meat, Inc. (162,900)
(24,347) FTI Consulting, Inc. (3,735,317)
(31,609) MGP Ingredients, Inc. (2,686,449)
(6,584,666)
Energy - (0.7)%
(59,730) Array Technologies, Inc. (937,164)
(424,479) Helix Energy Solutions Group, Inc. (1,324,374)
(209,501) Oil States International, Inc. (1,041,220)
(43,940) Stem, Inc. (833,542)
(4,136,300)
Financials - (0.9)%
(2,270) Affirm Holdings, Inc. (228,271)
(54,600) Encore Capital Group, Inc. (3,391,206)
(51,100) Realogy Holdings Corp. (858,991)
(21,300) Redfin Corp. (817,707)
(19,900) Repay Holdings Corp. (363,573)
(5,659,748)
Health Care - (7.8)%
(41,000) 1Life Healthcare, Inc. (720,370)
(621,830) Accuray, Inc. (2,966,129)
(240,300) Allscripts Healthcare Solutions, Inc. (4,433,535)
(116,000) Alphatec Holdings, Inc. (1,325,880)
(29,200) Bridgebio Pharma, Inc. (487,056)
(37,600) CONMED Corp. (5,330,176)
(148,840) CryoLife, Inc. (3,028,894)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2021

Absolute Funds
Shares Security Description Value
Health Care - (7.8)% (continued)
(46,000) Cutera, Inc. $ (1,900,720)
(18,600) Exact Sciences Corp. (1,447,638)
(140,000) Gossamer Bio, Inc. (1,583,400)
(65,500) Inotiv, Inc. (2,755,585)
(88,300) Insmed, Inc. (2,405,292)
(259,400) Invacare Corp. (705,568)
(11,661) Jazz Pharmaceuticals PLC (1,485,611)
(616,000) MannKind Corp. (2,691,920)
(14,150) NuVasive, Inc. (742,592)
(32,306) Pacira BioSciences, Inc. (1,943,852)
(103,500) PetIQ, Inc. (2,350,485)
(72,500) SmileDirectClub, Inc. (170,375)
(23,200) Tabula Rasa HealthCare, Inc. (348,000)
(22,120) Travere Therapeutics, Inc. (686,605)
(229,698) Varex Imaging Corp. (7,246,972)
(92,000) Zogenix, Inc. (1,495,000)
(48,251,655)
Industrials - (7.9)%
(49,500) Bloom Energy Corp., Class A (1,085,535)
(35,200) Chart Industries, Inc. (5,614,048)
(5,800) CryoPort, Inc. (343,186)
(155,000) GoPro, Inc., Class A (1,598,050)
(121,840) Granite Construction, Inc. (4,715,208)
(44,019) II-VI, Inc. (3,007,818)
(25,871) Itron, Inc. (1,772,681)
(16,700) John Bean Technologies Corp. (2,564,452)
(5,600) Kaman Corp. (241,640)
(105,210) KBR, Inc. (5,010,100)
(10,200) Mesa Laboratories, Inc. (3,346,518)
(6,000) Patrick Industries, Inc. (484,140)
(117,309) SMART Global Holdings, Inc. (8,327,766)
(69,591) The Greenbrier Cos., Inc. (3,193,531)
(15,600) The Middleby Corp. (3,069,456)
(204,000) Vertex Energy, Inc. (924,120)
(45,800) Winnebago Industries, Inc. (3,431,336)
(48,729,585)
Information Technology - (13.3)%
(4,537) Alteryx, Inc., Class A (274,488)
(12,888) Bandwidth, Inc., Class A (924,843)
(28,732) Bentley Systems, Inc., Class B (1,388,617)
(7,036) BigCommerce Holdings, Inc. (248,863)
(8,720) BlackLine, Inc. (902,869)
(79,137) Box, Inc. (2,072,598)
(5,974) Coupa Software, Inc. (944,191)
(11,914) DigitalOcean Holdings, Inc. (957,052)
(34,694) Dropbox, Inc., Class A (851,391)
(31,052) Envestnet, Inc. (2,463,666)
(4,264) Everbridge, Inc. (287,095)
(124,820) Evolent Health, Inc., Class A (3,453,769)
(18,619) Fastly, Inc., Class A (660,043)
(32,906) Five9, Inc. (4,518,652)
(24,575) Guidewire Software, Inc. (2,790,000)
(69,700) Impinj, Inc. (6,182,390)
(19,812) LivePerson, Inc. (707,685)
(27,839) Lumentum Holdings, Inc. (2,944,531)
(24,000) Magnite, Inc. (420,000)
(3,190) MicroStrategy, Inc. (1,736,923)
(55,300) Mitek Systems, Inc. (981,575)
(124,946) Model N, Inc. (3,752,128)
(13,343) MongoDB, Inc. (7,063,117)
(31,442) Parsons Corp. (1,058,023)
(7,176) Perficient, Inc. (927,785)
(122,500) Porch Group, Inc. (1,909,775)
(47,700) Progress Software Corp. (2,302,479)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
December 31, 2021

Absolute Funds
Shares Security Description Value
Information Technology - (13.3)% (continued)
(62,000) PROS Holdings, Inc. $ (2,138,380)
(43,416) Rapid7, Inc. (5,109,629)
(5,287) Unity Software, Inc. (755,988)
(177,300) Veeco Instruments, Inc. (5,047,731)
(45,800) Verint Systems, Inc. (2,404,958)
(46,312) Veritone, Inc. (1,041,094)
(80,452) Vocera Communications, Inc. (5,216,508)
(49,814) Workiva, Inc. (6,500,229)
(166,524) Zynga, Inc. (1,065,754)
(82,004,819)
Materials - (0.8)%
(106,000) Century Aluminum Co. (1,755,360)
(38,542) MP Materials Corp. (1,750,578)
(90,500) SSR Mining, Inc. (1,601,850)
(5,107,788)
Total Common Stock (Proceeds $(256,119,199)) (266,002,733)
Total Short Positions - (43.2)% (Proceeds $(256,119,199)) $ (266,002,733)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short (Unaudited)
December 31, 2021

Absolute Funds
At December 3 1 , 202 1 , the Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments and liabilities as of December 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
*Other Financial Instruments are derivatives not reflected in the Schedules of Investments and Securities Sold Short, such as futures, which are valued at the unrealized appreciation/(depreciation) at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
LLC Limited Liability Company
PLC Public Limited Company
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $220,155,049 or 35.8% of net assets.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2021.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(650) U.S. Treasury 5 Year Note Future 03/31/22 $ (78,796,505) $ (78,634,766) $ 161,739
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 547,700,105 $ – $ 547,700,105
Corporate Non-Convertible Bond – 3,102,300 – 3,102,300
Money Market Fund – 50,784,342 – 50,784,342
Investments at Value $ – $ 601,586,747 $ – $ 601,586,747
Other Financial Instruments*
Futures 161,739 – – 161,739
Total Assets $ 161,739 $ 601,586,747 $ – $ 601,748,486
Liabilities
Securities Sold Short
Common Stock $ (266,002,733) $ – $ – $ (266,002,733)
Securities Sold Short $ (266,002,733) $ – $ – $ (266,002,733)
Total Liabilities $ (266,002,733) $ – $ – $ (266,002,733)